Corporate Income Taxes (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Components of income tax provision

For the year ended October 31 ($ millions)	2021	2020	2019
Provision for income taxes in the Consolidated Statement of Income:

Current income taxes:
Domestic:
Federal	$1,105	$635	$525
Provincial	824	529	444
Adjustments related to prior periods	(27)	(29)	5
Foreign	726	1,053	1,215
Adjustments related to prior periods	(24)	24	(48)
	2,604	2,212	2,141
Deferred income taxes:
Domestic:
Federal	32	(159)	174
Provincial	8	(97)	103
Foreign	227	(413)	54
	267	(669)	331
Total provision for income taxes in the Consolidated Statement of Income	$2,871	$1,543	$2,472
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes	$435	$149	$(108)
Deferred income taxes	(100)	(212)	60
	335	(63)	(48)
Reported in:
Other Comprehensive Income	341	(63)	(33)
Retained earnings	(6)	–	(18)
Other reserves	–	–	3
Total provision for income taxes in the Consolidated Statement of Changes in Equity	335	(63)	(48)
Total provision for income taxes	$3,206	$1,480	$2,424
Provision for income taxes in the Consolidated Statement of Income includes:
Deferred tax expense (benefit) relating to origination/reversal of temporary differences	$269	$(672)	$329
Deferred tax expense (benefit) of tax rate changes	(2)	3	2
	$267	$(669)	$331

Reconciliation to Statutory Tax Rate
Income taxes in the Consolidated Statement of Income vary from the amounts that would be computed by applying the composite federal and provincial statutory income tax rate for the following reasons:

	2021		2020		2019
For the year ended October 31 ($ millions)	Amount	Percent of pre-tax income	Amount	Percent of pre-tax income	Amount	Percent of pre-tax income
Income taxes at Canadian statutory rate	$3,364	26.2%	$2,209	26.3%	$2,983	26.5%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries and foreign branches	(245)	(1.9)	(489)	(5.8)	(300)	(2.7)
Tax-exempt income from securities	(236)	(1.8)	(207)	(2.4)	(221)	(2.0)
Deferred income tax effect of substantively enacted tax rate changes	(2)	–	3	–	2	–
Other, net	(10)	(0.1)	27	0.3	8	0.1
Total income taxes and effective tax rate	$2,871	22.4%	$1,543	18.4%	$2,472	21.9%

Significant Components of Deferred Tax Assets and Liabilities
Significant components of the Bank’s deferred tax assets and liabilities are as follows:

	Statement of Income		Statement of Financial Position
	For the year ended		As at
October 31 ($ millions)	2021	2020	2021	2020
Deferred tax assets:
Loss carryforwards	$52	$60	$174	$226
Allowance for credit losses	405	(718)	922	1,380
Deferred compensation	(77)	44	241	164
Deferred income	88	112	254	352
Property and equipment	(106)	(35)	364	368
Pension and other post-retirement benefits	(28)	(52)	522	980
Securities	(21)	(26)	323	187
Lease liabilities	59	49	875	827
Cash flow hedges	–	–	49	–
Other	(119)	(78)	663	650
Total deferred tax assets	$253	$(644)	$4,387	$5,134
Deferred tax liabilities:
Cash flow hedges	$–	$–	$34	$360
Deferred compensation	(16)	(25)	131	121
Deferred income	(8)	(15)	14	15
Property and equipment	94	158	808	849
Pension and other post-retirement benefits	(9)	(7)	97	90
Securities	14	(40)	179	201
Investment in subsidiaries and associates	(40)	82	122	98
Intangible assets	53	(1)	1,774	1,837
Other	(102)	(127)	326	451
Total deferred tax liabilities	$(14)	$25	$3,485	$4,022
Net deferred tax assets (liabilities) (1)	$267	$(669)	$902	$1,112

(1)
For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $902

(2020 – $1,112) are represented by deferred tax assets of $2,051 (2020 – $2,185), and deferred tax liabilities of $1,149 (2020 – $1,073) on the Consolidated Statement of Financial Position.

Changes to Net Deferred Taxes
The major changes to net deferred taxes were as follows:

For the year ended October 31 ($ millions)	2021	2020
Balance at beginning of year	$1,112	$263
Deferred tax benefit (expense) for the year recorded in income	(267)	669
Deferred tax benefit (expense) for the year recorded in equity	100	212
Disposed in divestitures	–	9
Other	(43)	(41)
Balance at end of year	$902	$1,112